Note 19 - Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Schedule of detailed information about share based payment [text block]
Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	July 2025	15,000	Upon completion of services	Upon completion of services
Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	December 2022	5,390	Upon completion of services	Upon completion of services
Type of arrangement	Grant Period	Quantity Granted (Ordinary shares)	Contract Period	Vesting Conditions
Obtain professional service through share-based payment	October 2024	6,371	Upon completion of services	Upon completion of services

Explanation of effect of share-based payments on entity's profit or loss [text block]
	Year ended December 31,
	2025	2024	2023
Share-based payment expenses	$271,050	$749,572	$695,675
Share-based compensation expenses	4,768,696	201,908	1,077,176
	$5,039,746	$951,480	$1,772,851

Restricted stock units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2025		2024
	No. of Units	Weighted average fair Value (3)	No. of Units	Weighted average fair Value (3)
Outstanding as of January 1	256	$7.02	38,833	$3.03
Granted	822,934	10.66	38,484	7.69
Vested (1)	(476,543)	6.35	(76,719)	5.34
Forfeited	-	-	(342)	7.02
Outstanding as of December 31	346,647	$16.59	256	$7.02

Employee share option [member]
Statement Line Items [Line Items]
Disclosure of terms and conditions of share-based payment arrangement [text block]
	2025		2024
	No. of options	Weighted average exercise price	No. of Options	Weighted average exercise Price
Outstanding as of January 1	50,421	$11.66	51,879	$11.66
Granted	-	-	-	-
Exercised	(6,178)	11.66	-	-
Cancelled / forfeited	-	-	(1,458)	11.66
Outstanding as of December 31	44,243	$11.66	50,421	$11.66
Exercisable as of December 31	44,243	$11.66	50,421	$11.66